Changes in Carrying Amount of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Receivables And Related Allowances [Line Items]
Beginning Balance	$ 1,143	$ 613
Additions charged to expense	2,745	530
Write-offs	(5)
Ending Balance	$ 3,883	$ 1,143